PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of
	December 31,	September 30,
	2021	2022
Cost:
Buildings	305	305
Leasehold improvements	10,467	10,741
Furniture, fixtures and equipment	2,348	2,402
Motor vehicles	3	3
	13,123	13,451
Less: Accumulated depreciation	6,845	7,500
	6,278	5,951
Construction in progress	778	853
Property and equipment, net	7,056	6,804